Average Annual Total Returns - First Trust Hedged BuyWrite Income ETF	First Trust Hedged BuyWrite Income ETF 1 Year	First Trust Hedged BuyWrite Income ETF 5 Years	First Trust Hedged BuyWrite Income ETF Since Inception	First Trust Hedged BuyWrite Income ETF Inception Date	First Trust Hedged BuyWrite Income ETF After tax on distributions 1 Year	First Trust Hedged BuyWrite Income ETF After tax on distributions 5 Years	First Trust Hedged BuyWrite Income ETF After tax on distributions Since Inception	First Trust Hedged BuyWrite Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Hedged BuyWrite Income ETF After tax on distributions and sale of fund shares 5 Years	First Trust Hedged BuyWrite Income ETF After tax on distributions and sale of fund shares Since Inception	CBOE S&P 500 95-110 Collar Index (reflects no deduction for fees, expenses or taxes) 1 Year		CBOE S&P 500 95-110 Collar Index (reflects no deduction for fees, expenses or taxes) 5 Years		CBOE S&P 500 95-110 Collar Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(6.45%)	3.61%	3.47%	Jan. 06, 2014	(7.69%)	2.28%	2.09%	(3.84%)	2.20%	2.05%	17.97%	[1]	13.15%	[1]	10.16%	[1]	18.40%	15.22%	13.13%

[1]	The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.